Fair value of assets and liabilities - Changes in level 3 financial assets (Details) - Level 3 - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Opening balance	€ 6,228	€ 4,101
Realised gain/loss recognised in the statement of profit or loss during the period	178	(37)
Revaluation recognised in other comprehensive income during the period	(84)	22
Purchase of assets	3,288	4,036
Sale of assets	(1,187)	(1,037)
Maturity/settlement	(1,188)	(299)
Reclassifications	(8)	(11)
Transfers into Level 3	1,646	42
Transfers out of Level 3	(1,414)	(615)
Exchange rate differences	68	29
Changes in the composition of the group and other changes		(2)
Closing balance	7,526	6,228
Financial assets mandatorily at FVPL
Disclosure of fair value measurement of assets [line items]
Opening balance	1,862	1,191
Realised gain/loss recognised in the statement of profit or loss during the period	(57)	32
Purchase of assets	1,586	1,496
Sale of assets	(669)	(612)
Maturity/settlement	(617)	(163)
Reclassifications	(18)	(5)
Transfers into Level 3	605	(1)
Transfers out of Level 3	(856)	(98)
Exchange rate differences	14	20
Changes in the composition of the group and other changes
Closing balance	1,849	1,862
Financial assets designated at FVPL
Disclosure of fair value measurement of assets [line items]
Opening balance	2,480	796
Realised gain/loss recognised in the statement of profit or loss during the period	122	(80)
Purchase of assets	772	1,919
Sale of assets	(191)	(141)
Maturity/settlement		(13)
Reclassifications
Transfers into Level 3	322
Transfers out of Level 3
Exchange rate differences	(12)
Changes in the composition of the group and other changes
Closing balance	3,492	2,480
Financial assets at FVOCI
Disclosure of fair value measurement of assets [line items]
Opening balance	1,063	1,231
Realised gain/loss recognised in the statement of profit or loss during the period	8	(12)
Revaluation recognised in other comprehensive income during the period	(84)	22
Purchase of assets	221	165
Sale of assets	(275)	(234)
Maturity/settlement	(59)	(109)
Reclassifications	10	(6)
Transfers into Level 3	(43)	(1)
Transfers out of Level 3
Exchange rate differences	49	9
Changes in the composition of the group and other changes		(2)
Closing balance	891	1,063
Trading assets
Disclosure of fair value measurement of assets [line items]
Opening balance	822	882
Realised gain/loss recognised in the statement of profit or loss during the period	53	22
Purchase of assets	694	453
Sale of assets	(49)	(48)
Maturity/settlement	(511)	(14)
Reclassifications
Transfers into Level 3	288	43
Transfers out of Level 3	(442)	(517)
Exchange rate differences	18
Changes in the composition of the group and other changes
Closing balance	873	822
Non-trading derivatives
Disclosure of fair value measurement of assets [line items]
Opening balance	1	1
Realised gain/loss recognised in the statement of profit or loss during the period	52
Purchase of assets	15	3
Sale of assets	(4)	(3)
Maturity/settlement	(2)
Reclassifications
Transfers into Level 3	474
Transfers out of Level 3	(115)	(1)
Exchange rate differences
Changes in the composition of the group and other changes
Closing balance	€ 421	€ 1